PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block [Abstract]
The following table presents a reconciliation of property, plant and equipment at fair value:
				Solar and
(MILLIONS)	Notes	Hydroelectric	Wind	Other(1)	Total(2)
As at December 31, 2014		$15,210	$3,315	$41	$18,566
Additions		183	51	55	289
Acquisitions through business combinations	3	307	624	229	1,160
Disposal		-	(230)	-	(230)
Items recognized through OCI
Change in fair value		1,141	52	16	1,209
Foreign exchange		(1,585)	(336)	(54)	(1,975)
Items recognized through net income
Change in fair value		(2)	(43)	-	(45)
Depreciation		(407)	(200)	(9)	(616)
As at December 31, 2015		$14,847	$3,233	$278	$18,358
Additions		269	71	18	358
Acquisitions through business combinations	3	5,731	10	-	5,741
Items recognized through OCI
Change in fair value		190	187	54	431
Foreign exchange		1,114	21	51	1,186
Items recognized through net income
Change in fair value		(17)	(10)	(9)	(36)
Depreciation		(565)	(199)	(17)	(781)
As at December 31, 2016		$21,569	$3,313	$375	$25,257
Additions		253	95	6	354
Acquisitions through business combinations	3	-	618	627	1,245
Disposal	4	-	(338)	-	(338)
Items recognized through OCI
Change in fair value		828	91	(32)	887
Foreign exchange		332	177	(3)	506
Items recognized through net income
Change in fair value		(20)	(8)	(5)	(33)
Depreciation		(563)	(197)	(22)	(782)
As at December 31, 2017		$22,399	$3,751	$946	$27,096

  Includes solar, storage, biomass and Co-gen.
  Includes intangible assets of $13 million (2016: $14 million and 2015: $13 million) and construction work in process (“CWIP”) of $601 million (2016: $663 million and 2015: $405 million).

Discount rates, terminal capitalization rates and exit dates used in the valuation methodology, are provided in the following table:
	North America		Colombia		Brazil		Europe
	2017	2016	2017	2016	2017	2016	2017	2016
Discount rate
Contracted	4.9% - 6.0%	4.8% - 5.5%	11.3%	N/A	8.9%	9.2%	4.1% - 4.5%	4.1% - 5.0%
Uncontracted	6.5% - 7.6%	6.6% - 7.2%	12.6%	N/A	10.2%	10.5%	5.9% - 6.3%	5.9% - 6.8%
Terminal
capitalization rate(1)	6.2% - 7.5%	6.3% - 6.9%	0.126	N/A	N/A	N/A	NA	N/A
Exit date	2037	2036	2037	N/A	2032	2031	2031	2031

  Discount rates are not adjusted for asset specific risks.
  The terminal capitalization rate applies only to hydroelectric assets in the United States, Canada and Colombia.

The following table summarizes the impact of a change in discount rates, electricity prices and terminal capitalization rates on the fair value of property, plant and equipment:
	2017
	North
(MILLIONS)	America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(710)	$(130)	$(50)	$(20)	$(910)
25 bps decrease in discount rates	770	130	50	20	970
5% increase in future electricity prices	620	310	70	20	1,020
5% decrease in future electricity prices	(620)	(310)	(70)	(20)	(1,020)
25 bps increase in terminal capitalization rate(1)	(180)	(50)	-	-	(230)
25 bps decrease in terminal capitalization rate(1)	190	50	-	-	240
	2016
	North
(MILLIONS)	America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(670)	$ N/A	$(50)	$(20)	$(740)
25 bps decrease in discount rates	730	N/A	50	20	800
5% increase in future electricity prices	540	N/A	70	20	630
5% decrease in future electricity prices	(540)	N/A	(70)	(20)	(630)
25 bps increase in terminal capitalization rate(1)	(180)	N/A	-	-	(180)
25 bps decrease in terminal capitalization rate(1)	190	N/A	-	-	190

The terminal capitalization rate applies only to hydroelectric assets in the United States, Canada and Colombia.

The following table summarizes the percentage of total generation contracted under power purchase agreements, power prices from long-term power purchase agreements that are linked specifically to the related power generating assets, and the estimates of future electricity prices:
	North America	Colombia	Brazil	Europe
1 - 10 years	58%	17%	66%	78%
11 - 20 years	42%	-	57%	35%

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$84	COP	211,000	R$	274	€90
11 - 20 years	88		-		407	107

Assumes nominal prices based on weighted-average generation.

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$63	COP	238,000	R$	309	€78
11 - 20 years	112		339,000		458	95

Assumes nominal prices based on weighted-average generation.

Had Brookfield Renewables revalued property, plant and equipment been measured on a historical cost basis, the carrying amounts, net of accumulated depreciation would have been as follows at December 31:
(MILLIONS)	2017	2016
Hydroelectric	$12,740	$12,761
Wind	3,030	2,688
Solar and other(1)	933	319
	$16,703	$15,768
Includes biomass and Co-gen.